Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis

	As of June 30, 2026 (unaudited)		As of December 31, 2025
USD’000	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level	Note ref.
Recurring fair value measurements
Available-for-sale debt securities, noncurrent	128	128	129	129	3	20
Investment, current	2,449	2,449	10,032	10,032	2	12
Crypto assets	87	87	121	121	1	17